Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables [text block]

	March 31, 2021	March 31, 2020
Trade payables	3,609,680	3,889,390
Advance from customers	376,487	413,378
Accrued expenses	4,326,210	4,212,423
Other payables	911,576	558,667
	9,223,953	9,073,859

Financial liabilities included in trade and other payables	8,193,923	8,366,215